File # 1-06880
CERT NYS

13002254

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

MAY 0 3 2013

Washington, DC 20549

May 3, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, U.S. BANCORP., Depositary Shares each representing a 1/1,000th interest in a share of Series H Non-Cumulative Perpetual Preferred Stock, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 2, 2013. Tentative listing date – May 7, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com